Discontinued Operations - Discontinued operations results of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Rental revenue	$ 13,219	$ 7,815
Revenue reimbursements	753	634
Total Revenues	22,022	15,602
Depreciation, depletion and amortization	7,898	5,934
Operating expenses	4,285	2,136
Property taxes	2,625	2,016
Management company indirect	1,765	1,295
Corporate expenses	3,952	3,180
Total cost of operations	20,060	14,561
Total operating profit	1,962	1,041
Interest expense	(3,103)	(2,741)
Loss on investment land sold	40	0
Income before income taxes	1,483	56,898
Provision for (benefit from) income taxes	524	7,350
Income from discontinued operations	122,129	11,003
Discontinued Operations, Disposed of by Sale [Member]
Rental revenue	9,791	22,570
Revenue reimbursements	2,307	5,019
Total Revenues	12,098	27,589
Depreciation, depletion and amortization	3,161	7,598
Operating expenses	1,742	3,485
Property taxes	1,286	3,008
Management company indirect	1,360	734
Corporate expenses	1,462	200
Total cost of operations	9,011	15,025
Total operating profit	3,087	12,564
Interest expense	(587)	(1,582)
Loss on investment land sold	0	0
Gain on sale of buildings	164,915	0
Income before income taxes	167,415	10,982
Provision for (benefit from) income taxes	45,286	(21)
Income from discontinued operations	$ 122,129	$ 11,003